TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
TAXATION
Schedule of domestic and foreign components of loss before income taxes

The domestic and foreign components of loss before income taxes for the years ended December 31, 2021 and 2020 are as follows:

	Year Ended
	2021	2020
Domestic	$23,500,189	$6,426,623
Foreign	(11,191,729)	(8,944,609)
Income (loss) before income taxes	12,308,460	(2,517,986)

Schedule of provision for income taxes

For the years ended December 31, 2021 and 2020 income taxes expense consisted of:

	Year Ended
	2021	2020
Current taxes:
Federal	$38,461,470	$18,957,490
State	7,358,780	2,813,100
Total Current	45,820,250	21,770,590
Deferred taxes:
Federal	(13,414,139)	110,928
State	(3,145,200)	205,945
Foreign	(2,980,526)	(1,386,577)
Change in valuation allowance	2,980,526	1,386,577
Total Deferred	(16,559,339)	316,873
Total income tax expense:	$29,260,911	$22,087,463

Schedule of reconciliation between the effective tax rate on income from continuing operations and statutory tax

The difference between the income tax expense for the years ended December 31, 2021 and 2020 and the expected income taxes based on the statutory tax rate applied to income (loss) before income tax as follows:

	Years Ended
	2021	2020
Income (Loss) before income taxes	$12,308,460	$(2,517,986)
Statutory tax rates	21%	21%
Expense (Recovery) based on statutory rates	2,584,776	(528,777)
Foreign tax rate differential	(671,504)	(536,978)
State taxes	4,981,840	2,990,031
Acquisitions costs	1,856,910	491,748
Non-deductible expenses	18,235,273	18,705,349
Tax rate change	(767,185)	206,828
Change in valuation allowance	2,980,526	1,386,577
Other differences	60,275	(627,315)
Income tax expense	$29,260,911	$22,087,463

Schedule of components of deferred tax assets and liabilities, and deferred tax assets that have not been recognized

At December 31, 2021 and 2020, the components of deferred tax assets and liabilities were as follows:

	Year Ended December 31,
	2021	2020
Deferred tax assets
Net operating losses	$7,966,924	$4,686,002
Share issuance costs	2,245,164	2,598,470
Investments	34,185	146,724
Inventory	153,007	161,508
Other assets	1,051,992	50,782
Total deferred tax assets	11,451,272	7,643,486
Valuation allowance	(8,552,068)	(5,571,542)
Total deferred tax assets	2,899,204	2,071,944
Deferred tax liabilities
Depreciation	$(6,071,445)	$(81,156)
Amortization	(64,197,066)	(14,905,067)
Debt financing costs	(1,821,085)	(1,713,700)
Other liabilities	(890,927)	(50,012)
Total deferred tax liabilities	(72,980,523)	(16,749,935)
Net deferred tax liabilities	$(70,081,319)	$(14,677,991)